Interim Statements of Consolidated Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ (41,610)	$ (35,852)	$ (56,956)	$ (19,290)
Actuarial gains and losses	137	189	577	143
Other comprehensive income (loss) that will not be reclassified subsequently to income or loss	137	189	577	143
Currency translation adjustment	2,714	5,534	(6,969)	(634)
Commodity derivative contracts		(3)		(58)
Other comprehensive income (loss) that will be reclassified subsequently to income or loss	2,714	5,531	(6,969)	(691)
Total Comprehensive income (loss)	(38,759)	(30,132)	(63,348)	(19,838)
Attributable to shareholders of Cellectis	(37,034)	(26,611)	(56,661)	(13,206)
Attributable to non-controlling interests	$ (1,725)	$ (3,521)	$ (6,688)	$ (6,632)